Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 0.00%
Homebuilders – 0.00%
Urbi Desarrollos Urbanos SAB de CV (a)	8,806	$ 4,425
TOTAL COMMON STOCKS (Cost $1,887,388)		$4,425

	Principal Amount	Value
FEDERAL AND FEDERALLY SPONSORED CREDITS – 7.05%
Federal Home Loan Mortgage Corporation – 2.69%
Pool G1-8578 3.000%, 12/1/2030	$ 1,314,444	$ 1,382,736
Pool SD-8001 3.500%, 7/1/2049	2,211,834	2,333,219
Pool SD-8003 4.000%, 7/1/2049	1,123,752	1,199,220
		4,915,175
Federal National Mortgage Association – 4.36%
Pool AL9865 3.000%, 2/1/2047	1,119,624	1,175,751
Pool AS6201 3.500%, 11/1/2045	687,793	734,762
Pool BN6683 3.500%, 6/1/2049	1,651,098	1,744,245
Pool CA1624 3.000%, 4/1/2033	1,736,222	1,845,278
Pool MA3687 4.000%, 6/1/2049	2,296,388	2,450,866
		7,950,902
TOTAL FEDERAL AND FEDERALLY SPONSORED CREDITS (Cost $12,332,971)		$12,866,077
OTHER MORTGAGE RELATED SECURITIES – 0.00%
Collateralized Mortgage Obligations – 0.00%
Wells Fargo Mortgage Backed Securities Trust Series 2006-AR14 3.093%, 10/25/2036(b)	$ 2,374	$ 2,307
TOTAL OTHER MORTGAGE RELATED SECURITIES (Cost $2,375)		$2,307
US GOVERNMENTS – 36.21%
Sovereign – 36.21%
United States Treasury Bond
4.750%, 2/15/2037	$29,535,000	$ 45,023,569
3.500%, 2/15/2039	4,750,000	6,450,166
United States Treasury Note 2.375%, 5/15/2029	12,935,000	14,618,571
TOTAL US GOVERNMENTS (Cost $58,263,044)		$66,092,306
CORPORATE BONDS – 51.50%
Automobiles – 1.04%
Ford Motor Credit Co. LLC 5.875%, 8/2/2021	$ 1,850,000	$ 1,893,475
The accompanying notes to financial statements are an integral part of this Schedule of Investments.
0

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Banks – 11.22%
Goldman Sachs Group, Inc. 3.000%, 4/26/2022	$ 3,405,000	$ 3,432,629
JPMorgan Chase & Co. 3.684% (3M LIBOR + 3.470%), Perpetual(c)	6,083,000	6,070,557
USB Capital IX 3.500% (3M LIBOR + 1.020%, minimum of 3.500%), Perpetual(c)	8,525,000	8,375,812
Wells Fargo & Co. 2.100%, 7/26/2021	2,577,000	2,602,995
		20,481,993
Commercial Services & Supplies – 5.99%
Iron Mountain, Inc. 4.875%, 9/15/2027(d)	2,925,000	3,056,625
Prime Security Services Borrower LLC
5.750%, 4/15/2026(d)	3,620,000	3,963,900
6.250%, 1/15/2028(d)	3,635,000	3,902,500
		10,923,025
Consumer Products – 1.80%
Wyndham Destinations, Inc. 3.900%, 3/1/2023	3,225,000	3,289,500
Containers & Packaging – 1.16%
Sealed Air Corp. 4.000%, 12/1/2027(d)	1,990,000	2,124,325
Electric Utilities – 0.84%
FirstEnergy Corp. 7.375%, 11/15/2031	1,075,000	1,532,912
Food, Beverage & Tobacco – 2.18%
Pilgrim's Pride Corp. 5.750%, 3/15/2025(d)	3,875,000	3,978,075
Health Care Facilities & Services – 3.45%
Tenet Healthcare Corp.
5.125%, 5/1/2025	1,270,000	1,294,752
4.875%, 1/1/2026(d)	4,780,000	5,000,406
		6,295,158
Homebuilders – 3.61%
PulteGroup, Inc. 5.500%, 3/1/2026	3,920,000	4,664,467
Toll Brothers Finance Corp. 4.875%, 11/15/2025	1,710,000	1,919,475
		6,583,942
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
Media – 2.55%
Charter Communications Operating LLC 4.908%, 7/23/2025	$ 1,325,000	$ 1,538,918
Netflix, Inc. 5.375%, 2/1/2021	3,105,000	3,116,644
		4,655,562
Oil, Gas & Consumable Fuels – 9.36%
BP Capital Markets Plc 3.506%, 3/17/2025	3,375,000	3,763,725
Chesapeake Energy Corp. 11.500%, 1/1/2025(d),(e)	7,711,000	1,349,425
Chevron Corp. 2.100%, 5/16/2021	1,460,000	1,467,954
Kinder Morgan, Inc. 4.300%, 6/1/2025	1,921,000	2,191,865
Occidental Petroleum Corp.
1.671% (3M LIBOR + 1.450%), 8/15/2022(c)	2,195,000	2,151,100
3.500%, 6/15/2025	1,705,000	1,646,962
Range Resources Corp. 5.000%, 3/15/2023	4,630,000	4,514,250
		17,085,281
Technology – 4.29%
Microsoft Corp. 2.400%, 2/6/2022	1,460,000	1,489,769
VMware, Inc.
4.500%, 5/15/2025	1,430,000	1,636,600
3.900%, 8/21/2027	4,176,000	4,711,099
		7,837,468
Telecommunications – 4.01%
AT&T, Inc. 3.000%, 6/30/2022	5,235,000	5,417,902
Telecom Italia Capital SA 6.375%, 11/15/2033	406,000	499,380
Telefonica Emisiones SA 5.462%, 2/16/2021	1,390,000	1,397,785
		7,315,067
TOTAL CORPORATE BONDS (Cost $87,136,658)		$93,995,783
ASSET BACKED SECURITIES – 3.09%
Student Loan – 3.09%
SLM Private Credit Student Loan Trust Series 2004-B, 0.646% (3M LIBOR + 0.430%), 9/15/2033(c)	$ 1,500,000	$ 1,471,307
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
SCHEDULE OF INVESTMENTS — December 31, 2020 (Unaudited) (continued)

	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2005-A, 0.527% (3M LIBOR + 0.310%), 12/15/2038(c)	$ 1,754,046	$ 1,693,512
SLM Private Credit Student Loan Trust Series 2006-A, 0.507% (3M LIBOR + 0.290%), 6/15/2039(c)	2,582,417	2,481,965
TOTAL ASSET BACKED SECURITIES (Cost $5,422,852)		$5,646,784

	Shares	Value
SHORT-TERM INVESTMENTS – 6.88%
Money Market Funds – 6.88%
Northern Institutional Funds - Treasury Portfolio (Premier), 0.01%(f)	12,548,821	$ 12,548,821
TOTAL SHORT-TERM INVESTMENTS (Cost $12,548,821)		$12,548,821
Total Investments (Cost $177,594,109) – 104.73%		$191,156,503
Liabilities in Excess of Other Assets – (4.73)%		(8,626,796)
Total Net Assets – 100.00%		$182,529,707

Percentages are stated as a percent of net assets.
LIBOR London Interbank Offered Rate

(a)	Non-income producing security.
(b)	Variable rate security. The coupon is based on an underlying pool of loans.
(c)	Variable rate security. The coupon is based on a reference index and spread index.
(d)	Acquired in a transaction exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $23,375,255 which represented 12.81% of the net assets of the Fund.
(e)	Issuer is in default of interest payments.
(f)	The rate shown is the annualized seven day yield as of December 31, 2020.
The industry classifications represented in the Schedule of Investments are in accordance with Bloomberg Industry Classification Standards (BICS) or were otherwise determined by the Adviser to be appropriate. This information is unaudited.
The accompanying notes to financial statements are an integral part of this Schedule of Investments.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS

NOTE 1–ORGANIZATION
The Separately Managed Account Reserve Trust (the “Fund”) is a series of Brandes Investment Trust (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund began operations on October 3, 2005. The Fund invests its assets primarily in debt securities and seeks to maximize total return.
NOTE 2–SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services-Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles (“GAAP”) in the United States of America.
A.	Fair Value Measurements. The Trust has adopted GAAP accounting principles related to fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:
Level 1—Fair value measurement within Level 1 should be based on an unadjusted quoted price in an active market that the Fund has the ability to access for the asset or liability at the measurement date. Because a quoted price alone forms the basis for the measurement, the access requirement within Level 1 limits discretion in pricing the asset or liability, including in situations in which there are multiple markets for the asset or liability with different prices and no single market represents a principal market for the asset or liability. Importantly, the FASB has indicated that when a quoted price in an active market for a security is available, that price should be used to measure fair value without regard to an entity’s intent to transact at that price.
Level 2—Fair value measurement within Level 2 should be based on all inputs other than unadjusted quoted prices included within Level 1 that are observable for the asset or liability. Other significant observable market inputs include quoted prices for similar instruments in active markets, quoted adjusted prices in active markets, quoted prices for identical or similar

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

instruments in markets that are not active, and model derived valuations in which the majority of significant inputs and significant value drivers are observable in active markets.
Level 3—Fair value measurement within Level 3 should be based on unobservable inputs in such cases where markets do not exist or are illiquid. Significant unobservable inputs include model derived valuations in which the majority of significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.
B.	Security Valuation. Bonds and other fixed-income securities (other than repurchase agreements and demand notes) are valued using the bid price on the day of the valuation provided by an independent pricing service.
Securities traded on a national securities exchange are valued at the last reported sale price at the close of regular trading on each day the exchange is open for trading. Securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the NASDAQ Official Closing Price. Securities traded on an exchange for which there has been no sales on the valuation date are valued at the mean between last bid and ask price on such day. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith pursuant to procedures adopted by the Board of Trustees.
Repurchase agreements and demand notes, for which neither vendor pricing nor market maker prices are available, are valued at amortized cost on the day of valuation, unless Brandes Investment Partners, L.P. (the “Advisor”) determines that the use of amortized cost valuation on such day is not appropriate (in which case such instrument is fair valued in accordance with the fair value procedures of the Trust).
The Trust has adopted valuation procedures that allow for fair value pricing for use in appropriate circumstances. For example, such circumstances may arise when trading in a security has been halted or suspended or a security has been delisted from a national exchange, a security has not been traded for an extended period of time, or a significant event with respect to a security occurs after the close of the market or exchange on which the security principally trades and before the time the Fund calculates its own share price. If no price, or in the Advisor’s determination no price representing fair value, is provided for a security held by the Fund by an independent pricing agent, then the security will be fair valued. Thinly traded securities and certain foreign securities may be impacted more by the use of fair valuations than other securities.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

In using fair value pricing, the Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time. Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. When using fair value to price securities, the Fund may value those securities higher or lower than another fund using market quotations or fair value to price the same securities. Further, there can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value.
Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Fund reports certain foreign currency-related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.
Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services or sources. Independent pricing services typically use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. The service providers’ internal models use inputs that are observable such as, among other things, issuer details, interest rates, yield curves, prepayment speeds, credit risks/ spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.
Fixed income securities purchased on a delayed-delivery basis are typically marked to market daily until settlement at the forward settlement date.
Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and marketbased yield spreads for each tranche, current market data and packaged collateral performance, as available. Mortgage and asset-backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy only if there are significant observable inputs used.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

Common stocks, exchange-traded fund shares and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities or commodities exchange, are valued at the last reported sales price, in the case of common stocks and exchange-traded fund shares, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.
Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the New York Stock Exchange (“NYSE”). These securities are generally valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. None of the Fund’s securities were fair valued utilizing this method as of December 31, 2020.
Investments in registered open-end management investment companies are valued based upon the Net Asset Values (“NAVs”) of such investments and are categorized as Level 1 of the fair value hierarchy. If, on a particular day, a share price of an investment company is not readily available, such securities are fair valued in accordance with the fair value procedures of the Trust.
Certain securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees. The Fair Valuation Committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Fair Valuation Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

Brandes Separately Managed Account Reserve Trust
NOTES TO FINANCIAL STATEMENTS — (continued)

The following is a summary of the level inputs used, as of December 31, 2020, involving the Fund's assets carried at fair value. The inputs used for valuing securities may not be an indication of the risk associated with investing in those securities.
Description	Level 1	Level 2	Level 3	Total
Seperately Managed Account Reserve Trust
Common Stocks	$4,425	$—	$—	$4,425
Asset Backed Securities	—	5,646,784	—	5,646,784
Corporate Bonds	—	93,995,783	—	93,995,783
Government Securities	—	66,092,306	—	66,092,306
Mortgage Backed Securities	—	12,868,384	—	12,868,384
Short-Term Investments	12,548,821	—	—	12,548,821
Total Investments in Securities	$12,553,246	$178,603,257	$—	$191,156,503
There were no Level 3 securities in the Fund at the beginning or the end of the period ended December 31, 2020.
NOTE 3–SUBSEQUENT EVENTS
In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Trust has concluded that there are no subsequent events to note.